Stock Options Narrative (Details) (USD $)	12 Months Ended
	Sep. 30, 2011 Years Contracts	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost for stock options, net of forfeitures	$ 2,227,000
Weighted average remaining period (years)	1.8
Shares of restricted stock issued	5,000,000
Vesting period, minimum (years)	P1Y
Vesting period, maximum (years)	P7Y
Compensation cost for restricted stock	1,087,000	1,213,000	1,327,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock issued	496,985
Fair market value at date of grant at restricted stock	9,000,000
Shares remaining restricted	312,832
Compensation cost for restricted stock	$ 1,537,000	$ 1,055,000	$ 864,000